Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets
(In US$ millions)	December 31, 2012	December 31, 2011

Deferred charges – long-term portion	7.8	14.1
Other	0.2	0.1
Total other non-current assets	8.0	14.2